Shareholder Report, Holdings (Details)	Mar. 31, 2026
C000024777 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000024777 [Member] | Standard & Poor's, BBB+ Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000024777 [Member] | Standard & Poor's, A+ Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000024777 [Member] | Standard & Poor's, AA- Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.90%
C000024777 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.60%
C000024777 [Member] | Standard & Poor's, AA+ Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.90%
C000024777 [Member] | Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000188793 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000188793 [Member] | Standard & Poor's, BBB+ Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000188793 [Member] | Standard & Poor's, A+ Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000188793 [Member] | Standard & Poor's, AA- Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.90%
C000188793 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.60%
C000188793 [Member] | Standard & Poor's, AA+ Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.90%
C000188793 [Member] | Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000024775 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000024775 [Member] | Standard & Poor's, BBB+ Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000024775 [Member] | Standard & Poor's, A+ Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000024775 [Member] | Standard & Poor's, AA- Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.90%
C000024775 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.60%
C000024775 [Member] | Standard & Poor's, AA+ Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.90%
C000024775 [Member] | Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000024774 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000024774 [Member] | Standard & Poor's, BBB+ Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000024774 [Member] | Standard & Poor's, A+ Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000024774 [Member] | Standard & Poor's, AA- Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.90%
C000024774 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.60%
C000024774 [Member] | Standard & Poor's, AA+ Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.90%
C000024774 [Member] | Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%